Average Annual Total Returns - Victory Munder Mid-Cap Core Growth Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes.) 10 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	18.83%	5.36%	10.55%	24.72%	5.90%	10.43%	25.59%	6.32%	10.92%	26.47%	7.07%		11.96%	[1]	26.25%	6.88%	11.49%	14.69%	1.31%	8.23%	23.61%	4.82%	9.18%	30.54%	9.33%	13.19%	35.47%	11.60%	14.24%

[1]	Inception date of Class R6 is June 4, 2012.